Shareholder Report, Line Graph (Details) 194025_Jackson Square SMID-Cap Growth Fund_IS Class_TSR Annual {IS Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
IS Class
Account Value [Line Items]
Accumulated Value	$ 1,734,846	$ 1,464,493	$ 1,519,901	$ 2,969,341	$ 2,252,978	$ 1,676,789	$ 1,470,659	$ 1,311,521	$ 1,052,703	$ 1,000,000	$ 1,903,774
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Total Return Index
Accumulated Value	3,154,904	2,287,720	2,090,418	2,515,597	1,750,315	1,576,819	1,378,823	1,291,300	1,043,412	1,000,000	$ 3,829,549
Bloomberg US 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2500 Growth Total Return Index
Accumulated Value	2,409,177	1,776,493	1,866,443	2,515,370	1,761,908	1,556,470	1,399,752	1,318,265	1,024,852	1,000,000	$ 2,760,912
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Growth Total Return
Accumulated Value	$ 2,375,230	$ 1,769,841	$ 1,859,137	$ 2,560,111	$ 1,866,992	$ 1,534,001	$ 1,372,449	$ 1,300,687	$ 999,993	$ 1,000,000	$ 2,750,066